Schedule of Assets and Liabilities Assumed (Details) - Safety Shot Inc [Member]	Sep. 24, 2024 USD ($)
Business Combination [Line Items]
Cash	$ 132,650
Prepaid expenses	48,175
Total Assets	180,825
Accounts payable	160,167
Accrued liabilities	7,885
Intercompany debt	657,311
Total liabilities	825,363
Net book value	$ (644,538)